Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net.
Summary of property, plant and equipment and related accumulated depreciation

	As of December 31,
	2020	2021
Construction in process (i)	53,579	1,942,953
Mold and tooling	987,316	1,098,392
Production facilities	787,970	804,281
Leasehold improvements	249,879	660,902
Buildings	404,772	409,123
Buildings improvements	311,947	297,163
Equipment	175,887	266,745
Motor vehicles	36,409	59,702
Total	3,007,759	5,539,261
Less: Accumulated depreciation	(498,691)	(983,222)
Less: Accumulated impairment loss (ii)	(30,381)	(57,770)
Total property, plant and equipment, net	2,478,687	4,498,269

The Group recorded depreciation expenses of RMB107,173, RMB312,011 and RMB579,097 for the years ended December 31, 2019, 2020 and 2021, respectively.

(i)

Construction in process is primarily comprised of production facilities, equipment and mold and tooling related to manufacturing of the extended-range eletric SUV vehicles and BEV models and a portion of Changzhou Manufacturing Base construction.

In July 2021, the Group signed a memorandum and a series of agreements (collectively “Beijing Manufacturing Base Agreements”) for collaboration in a construction and expansion project of an automobile manufacturing plant in Shunyi District, Beijing with an enterprise affiliated with Beijing local government. In October 2021, the Group officially commenced construction of Beijing Manufacturing Base which is scheduled to be operational in 2023. As of December 31, 2021, RMB149,098 of contruction in process and RMB11,606 of other non‑current assets, and along with RMB93,701 of other non-current liabilities were recognized in the consolidated balance sheet.

(ii)

Impairments of RMB18,066, RMB30,381 and RMB27,389 were recognized for property, plant and equipment for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2019, the Group made a full impairment provision on the production facilities and leasehold improvements in connection with the production of electric battery as the Group determined to terminate the design, development and self-production of electric battery via one of the Group’s subsidiaries.

Furthermore, the Group launched 2021 Li ONE in May 2021, consequently, the production volume of the first model Li ONE is expected to gradually decrease in line with sales volume. As of December 31, 2021, the Group recorded an impairment loss on the production facilities and mold and tooling in connection with the production of the first model Li ONE accordingly as the carrying value of these assets are not expected to be recovered in the foreseeable future. The impairment loss for the year ended December 31, 2021 is immaterial.